PGIM S&P 500 Max Buffer ETF – November
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 105.2%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $46,934)(wb)	46,934	$46,934
Options Purchased*~ 104.2%
(cost $4,922,920)		5,166,020

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.2% (cost $4,969,854)		5,212,954
Option Written*~ (5.2)%
(premiums received $206,432)		(255,079)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $4,763,422)		4,957,875
Liabilities in excess of other assets (0.0)%		(2,283)

Net Assets 100.0%		$4,955,592

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$13.64		70		7	$5,118,591
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06		70		7	47,429
Total Options Purchased (cost $4,922,920)								$5,166,020
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$730.69		70		7	$(255,079)
(premiums received $206,432)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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